Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: 2.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator U.S. Small Cap Power Buffer ETF - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: 205.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Innovator U.S. Small Cap Power Buffer ETF - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: 174.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator U.S. Small Cap Power Buffer ETF - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: 242.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)